Statutory Basis Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Net investment income	$ 1,017	$ 1,626	$ 758
Reinsurance commissions	103,297	85,813	71,157
Commission and fee income	0	38	18
Other income	31,596	39,864	40,425
Total income	135,910	127,341	112,358
Benefits and expenses
General insurance expenses	45,029	37,669	30,755
Insurance taxes, licenses, fees, and commissions	58,279	48,143	40,402
Net transfers to separate accounts	31,908	40,318	40,705
Total benefits and expenses	135,216	126,130	111,862
Income before federal income tax expense (benefit) and net realized capital (losses)	694	1,211	496
Federal income tax expense (benefit)	256	(59)	(74)
Income before net realized capital (losses)	438	1,270	570
Net realized capital (losses), excluding gains transferred to IMR, net of tax expense (2020 - $100; 2019 - $23; 2018 - $154) excluding taxes transferred to IMR (2020 - $0; 2019 - ($4); 2018 - ($3))	(241)	(20)	(151)
Net income	$ 197	$ 1,250	$ 419